Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Summary Of Capital And Total Risk-Based Capital Ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

As of September 30, 2010:
Tangible equity	$824,768	9.8%	$126,666	1.5%	N/A	N/A
Tier 1 (core) capital	824,768	9.8	337,776	4.0	$422,220	5.0%
Tier 1 (core) risk-based capital	824,768	23.5	N/A	N/A	210,597	6.0
Total risk-based capital	835,324	23.8	280,796	8.0	350,995	10.0

Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts

	2011	2010
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,395,708	$857,114
Unrealized gains on AFS securities	(26,314)	(31,862)
Other	(251)	(484)
Total tangible and core capital	1,369,143	824,768
ACL(1)	11,710	10,556
Total risk based capital	$1,380,853	$835,324

(1)
This amount represents the general valuation allowances calculated using the formula analysis.  SVA are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.